Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Relative Sentiment Tactical Allocation ETF | Relative Sentiment Tactical Allocation ETF Class
Prospectus [Line Items]
Annual Return [Percent]	30.19%	12.58%	12.53%